Condensed Consolidated Statements of Cash Flows (Unaudited) (USD $) In Thousands, unless otherwise specified	2 Months Ended	3 Months Ended		10 Months Ended	12 Months Ended
	Dec. 31, 2011 Successor	Mar. 31, 2012 Successor	Mar. 31, 2011 Predecessor	Nov. 01, 2011 Predecessor	Dec. 31, 2010 Predecessor	Dec. 31, 2009 Predecessor
Operating activities
Net income (loss)	$ (17,453)	$ (17,334)	$ 7,275	$ (19,582)	$ 33,167	$ 14,003
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation and amortization	28,772	44,673	38,022	128,761	124,721	105,321
Equity compensation expense			5,573	54,932	17,721	25,415
Deferred income tax expense	(5,771)	(10,023)		(15,045)	12,236	(1,248)
Accretion expense	2,916	4,466
Amortization of debt discount and issuance costs	1,642	2,545	3,455	11,673	12,911	11,947
Amortization of discontinued cash flow hedge from other comprehensive loss			922	3,167	5,800	7,970
Change in contingent consideration	(2,755)		(1,403)	(7,983)	(3,908)
Change in fair value of interest rate swap (not subject to hedge accounting)	(5,843)		(2,556)	(8,036)	(9,284)
Other	489	152	5	1,119	419	1,173
Changes in operating assets and liabilities:
Accounts receivable	(13,447)	(188)	(1,519)	660	(2,429)	(2,571)
Prepaid expenses and other	982	(4,510)	1,209	6,638	(12,552)	4,945
Accounts payable	(2,912)	1,754	4,766	8,505	(7,499)	4,731
Accrued expenses, deferred revenue and other liabilities	(15,401)	306	6,135	47,613	451	(9,234)
Tax receivable agreement obligations to related parties		(114)	(2,913)	(3,519)	95	299
Net cash provided by (used in)operating activities	(28,781)	21,727	58,971	208,903	171,849	162,751
Investing activities
Purchases of property and equipment	(8,279)	(15,146)	(19,654)	(51,902)	(79,988)	(48,292)
Payments for acquisitions, net of cash acquired				(39,422)	(251,464)	(76,250)
Purchase of Emdeon Inc., net of cash acquired	(1,932,852)
Other					(3,000)	1,300
Net cash used in investing activities	(1,941,131)	(15,146)	(19,654)	(91,324)	(334,452)	(123,242)
Financing activities
Proceeds from issuance of stock	852,879				306	147,964
Proceeds from Term Loan Facility	1,185,114
Proceeds from Revolving Facility	25,000
Proceeds from Senior Notes	729,375
Payments on Revolving Facility	(10,000)					(10,000)
Payment of debt issue costs	(35,901)
Proceeds from incremental term loan					97,982
Debt principal payments	(942,138)	(3,060)	(2,138)	(10,128)	(11,423)	(29,203)
Repayment of assumed debt obligations					(35,254)	(200)
Payments on revolver		(15,000)
Other	(2,868)	(68)	(1,283)	(263)	(1,819)	(7,549)
Net cash used in financing activities	1,801,461	(18,128)	(3,421)	(10,391)	49,792	101,012
Net increase (decrease) in cash and cash equivalents	(168,451)	(11,547)	35,896	107,188	(112,811)	140,521
Cash and cash equivalents at beginning of period	206,376	37,925	99,188	99,188	211,999	71,478
Cash and cash equivalents at end of period	37,925	26,378	135,084	206,376	99,188	211,999
Supplemental disclosures of cash flow information
Cash paid for interest	16,959			35,119	42,955	49,649
Cash paid during the period for income taxes	4,392			5,554	26,126	21,087
Execution of tax receivable agreements:
Additional paid in capital						141,745
Tax receivable agreement obligations to related parties						141,745
Acquisition of certain data rights:
Intangible assets					6,341	37,606
Current portion of long-term debt					608	3,078
Long-term debt					$ 5,733	$ 34,528